FORUM                   ANNUAL REPORT
FUNDS                   August 31, 2001



                        DAILY ASSETS TREASURY OBLIGATIONS FUND

                        DAILY ASSETS GOVERNMENT FUND

                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

                        DAILY ASSETS CASH FUND



                        [Image: Greek Temple]

--------------------------------------------------------------------------------

ANNUAL REPORT
AUGUST 31, 2001
--------------------------------------------------------------------------------


Dear Shareholders:

We are pleased to report that over the last fiscal year, Daily Assets Funds continued to experience asset growth. As three of the Funds expanded, total net assets grew by 22.58%, for a total of more than $429 million as of August 31, 2001. Daily Assets Treasury Obligations Fund had the most significant gain, with a 58% increase in total net assets.

Along with increased assets, the Daily Assets Funds' Institutional Shares have continued to show strong performance. The table below reflects total returns for the one- and three-year time periods versus the average of the Funds' respective peers, as well as the Funds' 7-day simple yield as of August 31, 2001. As always, past performance is no guarantee of future results and investment return will fluctuate.*

                                                                                                                          7-DAY
                                                                                             1-YEAR        3-YEAR     SIMPLE YIELD

DAILY ASSETS TREASURY OBLIGATIONS FUND                                                        5.18          5.20          3.37
iMoneyNet Inc.'s Treasury and Repo Institutional Category                                     4.84          4.89

DAILY ASSETS GOVERNMENT FUND                                                                  5.26          5.37          3.52
iMoneyNet Inc.'s Government and Agencies Institutional (No Repo) Category                     4.99          5.06

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                                      5.34          5.42          3.60
iMoneyNet Inc.'s Government and Agencies Institutional Category                               5.04          5.10

DAILY ASSETS CASH FUND                                                                        5.50          5.54          3.57
iMoneyNet Inc.'s First Tier Institutional Category                                            5.12          5.21

Since late 2000 our portfolio management team maintained longer average maturities for Daily Assets Government Obligations Fund and Daily Assets Cash Fund, a strategy that put the Funds in an excellent position to benefit from the series of Federal Reserve Bank rate cuts. The Federal Funds rate decreased this year from 6.5% in January to 3.5% in August. In the current economic slowdown, we have seen a reduction in the size of the commercial paper market and several corporate credit downgrades. These events have created a challenging environment for Daily Assets Cash Fund, given its broader range of investments compared to Daily Assets Government Obligations Fund and Daily Assets Treasury Obligations Fund. Our portfolio management team will continue to monitor overall economic conditions and any Federal Reserve Bank activity.

As we enter our tenth year of operations of the Daily Assets Funds we will continue to work hard to help you reach your financial goals. We appreciate your continued trust and confidence. Please feel free to call us with your questions or comments at (800) 943-6786 or (207) 879-0001.

Sincerely,

/s/ John Y. Keffer

John Y. Keffer, Chairman

*PEER GROUP RETURNS ARE BASED ON IMONEYNET, INC.'S MONEY FUND REPORT AVERAGESTM FOR ONE- AND THREE-YEAR PERIODS ENDED AUGUST 31, 2001. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUNDS THAN THE TOTAL RETURN QUOTATION. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THEM.

AVERAGE ANNUAL TOTAL RETURN AND YIELD INFORMATION AS OF SEPTEMBER 30, 2001 FOR DAILY ASSETS FUNDS' INSTITUTIONAL SHARES ARE AS FOLLOWS:

                                                                                                  SINCE             7-DAY
                                                            1-YEAR           3-YEAR             INCEPTION        SIMPLE YIELD
                                                            ------           ------             ---------        ------------
DAILY ASSETS TREASURY OBLIGATIONS FUND                       4.91             5.14            5.21 (1/22/98)         3.11
DAILY ASSETS GOVERNMENT FUND                                 5.01             5.32            5.33 (7/01/98)         3.30
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                     5.08             5.36            5.41 (1/30/98)         3.39
DAILY ASSETS CASH FUND                                       5.23             5.48            5.50 (3/13/98)         3.40


                                       1                             FORUM FUNDS

--------------------------------------------------------------------------------


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders
Forum Funds

We have audited the accompanying statements of assets and liabilities of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund, each a series of Forum Funds (the Funds), as of August 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, and Daily Assets Cash Fund as of August 31, 2001, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                        KPMG LLP

Boston, Massachusetts
October 5, 2001


                                       2                             FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2001
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY        DAILY ASSETS      GOVERNMENT       DAILY ASSETS
                                                                  OBLIGATIONS       GOVERNMENT       OBLIGATIONS          CASH
                                                                      FUND             FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------- ----------------

ASSETS
 Total investment at value (Notes 1 and 2)                       $  183,773,873   $   32,283,813   $   103,496,146   $  111,551,528
 Organization costs, net of amortization (Note 2)                         1,630                -             2,062                -
 Receivable from Administrator                                                -                -               367                -
 Other receivables                                                            -            2,335                 -                -
                                                                ---------------- ---------------- ----------------- ----------------

Total Assets                                                        183,775,503       32,286,148       103,498,575      111,551,528
                                                                ---------------- ---------------- ----------------- ----------------

LIABILITIES
 Dividends payable                                                      591,538          100,699           266,095          207,060
 Payable to Administrator                                                     -                -                 -              920
 Accrued expenses                                                        15,863                -            10,869           21,384
                                                                ---------------- ---------------- ----------------- ----------------

Total Liabilities                                                       607,401          100,699           276,964          229,364
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                       $   183,168,102  $   32,185,449   $   103,221,611   $  111,322,164
                                                                ================ ================ ================= ================

COMPONENTS OF NET ASSETS
 Paid in capital                                                 $  183,209,718       32,197,653       103,244,277      111,352,913
 Undistributed (distributions in excess of) net investment income       (48,119)          12,039           (29,384)         (31,480)
 Accumulated net realized gain (loss)                                     6,503          (24,243)            6,718              731
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                         $183,168,102     $ 32,185,449      $103,221,611     $111,322,164
                                                                ================ ================ ================= ================

NET ASSETS BY SHARE CLASS
 Institutional Shares                                            $  167,593,157   $   29,099,726   $    56,093,364   $   56,262,616
 Institutional Service Shares                                        15,574,945        2,657,573        46,764,248       54,474,969
 Investor Shares                                                              -          428,150           363,999          584,579
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS                                                       $  183,168,102   $   32,185,449   $   103,221,611   $  111,322,164
                                                                ================ ================ ================= ================

SHARES OF BENEFICIAL INTEREST
 Institutional Shares                                               167,632,243       29,110,822        56,106,228       56,278,894
 Institutional Service Shares                                        15,577,475        2,658,717        46,773,984       54,489,311
 Investor Shares                                                              -          428,301           364,066          584,707

NET ASSET VALUE PER SHARE (OFFERING AND
 REDEMPTION PRICE PER SHARE) FOR EACH CLASS                      $         1.00   $         1.00   $          1.00   $         1.00


See Notes to Financial Statements.     3                             FORUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                      FUND             FUND             FUND              FUND
                                                                ---------------- ---------------- ----------------- ----------------
NET INVESTMENT INCOME ALLOCATED
 FROM PORTFOLIOS
 Interest income                                                 $    8,897,874   $    2,106,115   $     5,244,637   $    5,641,283
 Net expenses                                                          (218,276)         (58,240)         (109,606)        (113,735)
                                                                ---------------- ---------------- ----------------- ----------------
Net Investment Income Allocated from Portfolios (Note 2)              8,679,598        2,047,875         5,135,031        5,527,548
                                                                ---------------- ---------------- ----------------- ----------------

EXPENSES
 Administration (Note 3)
  Institutional Shares                                                   80,060           17,753            22,937           24,517
  Institutional Service Shares                                            7,078            1,400            25,118           26,360
  Investor Shares                                                             6              216               164              367
 Transfer Agency (Note 3)
  Institutional Shares                                                   95,892           31,036            36,225           37,953
  Institutional Service Shares                                           26,741           15,586            64,487           68,137
  Investor Shares                                                        12,063           13,645            12,989           14,962
 Shareholder services (Note 3)
  Institutional Service Shares                                           35,390            7,001           125,589          131,799
  Investor Shares                                                            28            1,080               822            1,836
 Distribution-Investor Shares (Note 3)                                       33              648               986            2,203
 Accounting (Note 3)                                                     37,900           37,900            37,900           37,900
 Professional services                                                   17,589            7,995            11,433           13,295
 Trustees                                                                 5,659            1,424             3,394            3,252
 Compliance                                                              16,433           14,139             8,175           14,725
 Reporting                                                                1,007              276               725              868
 Amortization of organization costs (Note 2)                              1,173                -             1,461                -
 Miscellaneous                                                           22,041            6,962            14,003           15,066
                                                                ---------------- ---------------- ----------------- ----------------
Total Expenses                                                          359,093          157,061           366,408          393,240
 Expenses reimbursed and fees waived (Note 4)                          (194,666)        (127,561)         (154,310)        (163,257)
                                                                ---------------- ---------------- ----------------- ----------------
Net Expenses                                                            164,427           29,500           212,098          229,983
                                                                ---------------- ---------------- ----------------- ----------------

NET INVESTMENT INCOME                                                 8,515,171        2,018,375         4,922,933        5,297,565

NET REALIZED GAIN ON INVESTMENTS ALLOCATED
 FROM PORTFOLIOS (Note 2)                                                12,186            1,733             6,678            1,223
                                                                ---------------- ---------------- ----------------- ----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $    8,527,357   $    2,020,108   $     4,929,611   $    5,298,788
                                                                ================ ================ ================= ================


See Notes to Financial Statements.     4                             FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2000 AND 2001
--------------------------------------------------------------------------------

                                                                  DAILY ASSETS                      DAILY ASSETS
                                                                   TREASURY       DAILY ASSETS       GOVERNMENT      DAILY ASSETS
                                                                  OBLIGATIONS      GOVERNMENT       OBLIGATIONS          CASH
                                                                     FUND             FUND              FUND             FUND
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS - AUGUST 31, 1999                                     $  104,697,211   $   35,188,053   $    48,965,156   $   98,044,732
----------------------------                                    ---------------- ---------------- ----------------- ----------------
OPERATIONS
 Net investment income                                                6,468,991        1,913,945         3,999,797        5,170,179
 Net realized gain (loss) on investments allocated from Portfolios           (2)             (20)              293             (278)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                            6,468,989        1,913,925         4,000,090        5,169,901
                                                                ---------------- ---------------- ----------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income-Institutional Shares                          (5,969,386)      (1,658,257)       (2,026,122)      (2,388,613)
 Net investment income-Institutional Service Shares                    (498,320)        (221,740)       (1,955,945)      (2,659,138)
 Net investment income-Investor Shares                                   (1,285)         (33,948)          (16,786)        (122,428)
 Net realized gain on investments-Institutional Shares                        -                -              (356)               -
 Net realized gain on investments-Institutional Service Shares                -                -              (584)               -
 Net realized gain on investments-Investor Shares                             -                -                (4)               -
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                  (6,468,991)      (1,913,945)       (3,999,797)      (5,170,179)
                                                                ---------------- ---------------- ----------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
 Sale of shares-Institutional Shares                                391,820,898       44,172,772        81,354,185      261,999,458
 Sale of shares-Institutional Service Shares                         69,946,152       18,687,757       317,529,921      489,640,275
 Sale of shares-Investor Shares                                          12,003        1,261,429         2,058,820        9,114,428
 Reinvestment of distributions-Institutional Shares                     247,630           10,059            89,225          351,422
 Reinvestment of distributions-Institutional Service Shares             316,192          161,715         1,101,795        2,058,692
 Reinvestment of distributions-Investor Shares                            1,285           33,922            16,790           16,394
 Redemption of shares-Institutional Shares                         (369,992,226)     (33,114,870)      (73,161,064)    (259,111,398)
 Redemption of shares-Institutional Service Shares                  (81,257,826)     (21,485,273)     (283,612,987)    (497,931,725)
 Redemption of shares-Investor Shares                                   (20,747)      (1,556,960)       (1,680,587)      (5,255,839)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase from Capital Share Transactions                         11,073,361        8,170,551        43,696,098          881,707
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets                                           11,073,359        8,170,531        43,696,391          881,429
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS - AUGUST 31, 2000 (INCLUDING (A))                        115,770,570       43,358,584        92,661,547       98,926,161
--------------------------------------------                    ---------------- ---------------- ----------------- ----------------
OPERATIONS
 Net investment income                                                8,515,171        2,018,375         4,922,933        5,297,565
 Net realized gain on investments allocated from Portfolios              12,186            1,733             6,678            1,223
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase in Net Assets from Operations                            8,527,357        2,020,108         4,929,611        5,298,788
                                                                ---------------- ---------------- ----------------- ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
 Net investment income-Institutional Shares                          (7,907,886)      (1,868,231)       (2,391,505)      (2,568,312)
 Net investment income-Institutional Service Shares                    (657,523)        (139,294)       (2,546,952)      (2,725,454)
 Net investment income-Investor Shares                                     (380)         (20,075)          (14,804)         (35,327)
 Net realized gain on investments-Institutional Shares                        -                -              (159)               -
 Net realized gain on investments-Institutional Service Shares                -                -              (133)               -
 Net realized gain on investments-Investor Shares                             -                -                (1)               -
                                                                ---------------- ---------------- ----------------- ----------------
Total Distributions to Shareholders                                  (8,565,789)      (2,027,600)       (4,953,554)      (5,329,093)
                                                                ---------------- ---------------- ----------------- ----------------

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
 Sale of shares-Institutional Shares                                360,995,739       28,877,118       100,203,443      246,112,408
 Sale of shares-Institutional Service Shares                        136,457,135       11,357,660       309,117,614      522,541,341
 Sale of shares-Investor Shares                                         149,185        1,284,618         3,884,874        2,891,446
 Reinvestment of distributions-Institutional Shares                       5,874           11,079                41          380,497
 Reinvestment of distributions-Institutional Service Shares             442,141           98,593         1,100,060        2,031,186
 Reinvestment of distributions-Investor Shares                              372           19,815            14,716           34,741
 Redemption of shares-Institutional Shares                         (301,743,805)     (39,558,748)      (79,005,411)    (232,379,191)
 Redemption of shares-Institutional Service Shares                 (128,695,990)     (11,937,705)     (320,790,221)    (522,511,528)
 Redemption of shares-Investor Shares                                  (174,687)      (1,318,073)       (3,941,109)      (6,674,592)
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) from Capital Share Transactions              67,435,964      (11,165,643)       10,584,007       12,426,308
                                                                ---------------- ---------------- ----------------- ----------------
Net Increase (Decrease) in Net Assets                                67,397,532      (11,173,135)       10,560,064       12,396,003
                                                                ---------------- ---------------- ----------------- ----------------

NET ASSETS - AUGUST 31, 2001 (INCLUDING (B))                     $  183,168,102   $   32,185,449   $   103,221,611   $  111,322,164
--------------------------------------------                    ================ ================ ================= ================

(A)  Undistributed (distributions in excess of) net investment
     income, August 31, 2000                                     $        2,499   $       21,264   $           944   $           48
                                                                ================ ================ ================= ================
(B)  Undistributed (distributions in excess of) net investment
     income, August 31, 2001                                     $      (48,119)  $       12,039   $       (29,384)  $      (31,480)
                                                                ================ ================ ================= ================


See Notes to Financial Statements.     5                             FORUM FUNDS

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                    SELECTED DATA FOR A SINGLE SHARE
                                    ---------------------------------------------------------------
                                    Beginning              Distributions Distributions   Ending
                                    Net Asset      Net        from Net     from Net     Net Asset
                                    Value Per   Investment   Investment    Realized     Value Per      Total
Year Ended August 31                  Share       Income       Income        Gains        Share       Return
----------------------------------------------------------------------------------------------------------------

DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
----------------------------------------------------------------------------------------------------------------
2001                                  $ 1.00       0.05       (0.05)           -         $ 1.00        5.18%
2000                                    1.00       0.06       (0.06)           -           1.00        5.74%
1999                                    1.00       0.05       (0.05)           - (d)       1.00        4.67%
1998 (c)                                1.00       0.03       (0.03)           -           1.00        3.34%

Institutional Service Shares
----------------------------------------------------------------------------------------------------------------
2001                                    1.00       0.05       (0.05)           -           1.00        4.92%
2000                                    1.00       0.05       (0.05)           -           1.00        5.48%
1999                                    1.00       0.04       (0.04)           -           1.00        4.46%
1998 (c)                                1.00       0.02       (0.02)           -           1.00        2.19%

Investor Shares
----------------------------------------------------------------------------------------------------------------
2001                                    1.00       0.04       (0.04)           -           1.00        4.31%
2000                                    1.00       0.05       (0.05)           -           1.00        5.00%
1999                                    1.00       0.04       (0.04)           - (d)       1.00        4.00%
1998 (c)                                1.00       0.02       (0.02)           -           1.00        0.33%

DAILY ASSETS GOVERNMENT FUND

Institutional Shares
----------------------------------------------------------------------------------------------------------------
2001                                    1.00       0.05       (0.05)           -           1.00        5.26%
2000                                    1.00       0.06       (0.06)           -           1.00        5.93%
1999                                    1.00       0.05       (0.05)           -           1.00        4.92%
1998 (c)                                1.00       0.01       (0.01)           -           1.00        0.89%

Institutional Service Shares
----------------------------------------------------------------------------------------------------------------
2001                                    1.00       0.05       (0.05)           -           1.00        5.00%
2000                                    1.00       0.06       (0.06)           -           1.00        5.66%
1999                                    1.00       0.05       (0.05)           -           1.00        4.66%
1998                                    1.00       0.05       (0.05)           -           1.00        5.04%
April 1 to August 31, 1997              1.00       0.02       (0.02)           -           1.00        2.01%
Year Ended March 31, 1997 (c)           1.00       0.05       (0.05)           -           1.00        4.80%

Investor Shares
----------------------------------------------------------------------------------------------------------------
2001                                    1.00       0.05       (0.05)           -           1.00        4.68%
2000                                    1.00       0.05       (0.05)           -           1.00        5.35%
1999 (c)                                1.00       0.04       (0.04)           - (d)       1.00        4.43%

                                                  RATIOS/SUPPLEMENTAL DATA
                                     -------------------------------------------------
                                         Net
                                      Assets at                 Ratios to
                                       End of              Average Net Assets (a)
                                                  ------------------------------------
                                       Period                     Net
                                       (000's         Net      Investment    Gross
Year Ended August 31                  Omitted)     Expenses      Income   Expenses (b)
--------------------------------------------------------------------------------------

DAILY ASSETS TREASURY OBLIGATIONS FUND

Institutional Shares
--------------------------------------------------------------------------------------
2001                                 $ 167,593        0.20%       4.91%       0.29%
2000                                   108,372        0.20%       5.65%       0.33%
1999                                    86,295        0.20%       4.58%       0.32%
1998 (c)                               110,561        0.20%       5.41%       0.47%

Institutional Service Shares
--------------------------------------------------------------------------------------
2001                                    15,575        0.45%       4.62%       0.70%
2000                                     7,374        0.45%       5.25%       0.78%
1999                                    18,369        0.45%       4.34%       0.89%
1998 (c)                                 4,448        0.45%       5.16%       1.53%

Investor Shares
--------------------------------------------------------------------------------------
2001                                         -        0.90%       3.44%     113.04%
2000                                        25        0.90%       4.81%      57.02%
1999                                        33        0.87%       3.87%     100.05%
1998 (c)                                    10        0.78%       5.06%     727.11%

DAILY ASSETS GOVERNMENT FUND

Institutional Shares
--------------------------------------------------------------------------------------
2001                                    29,100        0.20%       5.24%       0.57%
2000                                    39,777        0.20%       5.78%       0.65%
1999                                    28,709        0.20%       4.81%       0.61%
1998 (c)                                36,095        0.20%       5.26%       0.69%

Institutional Service Shares
--------------------------------------------------------------------------------------
2001                                     2,658        0.45%       4.95%       1.31%
2000                                     3,140        0.45%       5.44%       1.37%
1999                                     5,775        0.45%       4.57%       1.15%
1998                                     9,485        0.46%       4.93%       0.91%
April 1 to August 31, 1997              44,116        0.50%       4.76%       0.95%
Year Ended March 31, 1997 (c)           43,975        0.50%       4.70%       0.99%

Investor Shares
--------------------------------------------------------------------------------------
2001                                       428        0.75%       4.62%       5.93%
2000                                       442        0.75%       5.12%       4.28%
1999 (c)                                   703        0.75%       4.25%       5.45%

(a)  All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.


See Notes to Financial Statements.     6                             FORUM FUNDS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SELECTED DATA FOR A SINGLE SHARE
                                    ----------------------------------------------------------------
                                                           Distributions Distributions   Ending
                                    Net Asset      Net        from Net     from Net     Net Asset
                                    Value Per   Investment   Investment    Realized     Value Per      Total
Year Ended August 31                  Share       Income       Income        Gains        Share       Return
-----------------------------------------------------------------------------------------------------------------

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

Institutional Shares
-----------------------------------------------------------------------------------------------------------------
2001                                  $ 1.00        0.05        (0.05)          - (d)     $ 1.00        5.34%
2000                                    1.00        0.06        (0.06)          - (d)       1.00        5.94%
1999                                    1.00        0.05        (0.05)          -           1.00        4.98%
1998 (c)                                1.00        0.03        (0.03)          -           1.00        3.24%

Institutional Service Shares
-----------------------------------------------------------------------------------------------------------------
2001                                    1.00        0.05        (0.05)          - (d)       1.00        5.08%
2000                                    1.00        0.06        (0.06)          - (d)       1.00        5.68%
1999                                    1.00        0.05        (0.05)          -           1.00        4.72%
1998 (c)                                1.00        0.02        (0.02)          -           1.00        2.22%

Investor Shares
-----------------------------------------------------------------------------------------------------------------
2001                                    1.00        0.05        (0.05)          - (d)       1.00        4.61%
2000                                    1.00        0.05        (0.05)          - (d)       1.00        5.21%
1999                                    1.00        0.04        (0.04)          -           1.00        4.32%
1998 (c)                                1.00        0.02        (0.02)          -           1.00        0.35%

DAILY ASSETS CASH FUND

Institutional Shares
-----------------------------------------------------------------------------------------------------------------
2001                                    1.00        0.05        (0.05)          -           1.00        5.50%
2000                                    1.00        0.06        (0.06)          -           1.00        6.05%
1999                                    1.00        0.05        (0.05)          -           1.00        5.07%
1998 (c)                                1.00        0.03        (0.03)          -           1.00        2.70%

Institutional Service Shares
-----------------------------------------------------------------------------------------------------------------
2001                                    1.00        0.05        (0.05)          -           1.00        5.23%
2000                                    1.00        0.06        (0.06)          -           1.00        5.78%
1999                                    1.00        0.05        (0.05)          - (d)       1.00        4.81%
1998                                    1.00        0.05        (0.05)          -           1.00        5.34%
1997 (c)                                1.00        0.05        (0.05)          -           1.00        4.70%

Investor Shares
-----------------------------------------------------------------------------------------------------------------
2001                                    1.00        0.05        (0.05)          -           1.00        4.76%
2000                                    1.00        0.05        (0.05)          -           1.00        5.31%
1999                                    1.00        0.04        (0.04)          -           1.00        4.40%
1998 (c)                                1.00        0.02        (0.02)          -           1.00        0.37%

                                               RATIOS/SUPPLEMENTAL DATA
                                     ------------------------------------------------
                                         Net                    Ratios to
                                      Assets at           Average Net Assets (a)
                                       End of     -----------------------------------
                                       Period                    Net
                                       (000's         Net     Investment    Gross
Year Ended August 31                  Omitted)     Expenses     Income   Expenses (b)
-------------------------------------------------------------------------------------

DAILY ASSETS GOVERNMENT OBLIGATIONS

Institutional Shares
-------------------------------------------------------------------------------------
2001                                   $56,093        0.20%      5.18%       0.32%
2000                                    34,909        0.20%      5.83%       0.37%
1999                                    26,627        0.20%      4.85%       0.40%
1998 (c)                                15,352        0.20%      5.43%       0.74%

Institutional Service Shares
-------------------------------------------------------------------------------------
2001                                    46,764        0.45%      5.04%       0.62%
2000                                    57,347        0.45%      5.67%       0.70%
1999                                    22,328        0.45%      4.54%       0.80%
1998 (c)                                 2,390        0.45%      5.16%       2.13%

Investor Shares
-------------------------------------------------------------------------------------
2001                                       364        0.90%      4.48%       5.46%
2000                                       406        0.90%      5.33%       6.24%
1999                                        11        0.84%      4.24%     148.94%
1998 (c)                                    10        0.78%      5.06%     766.21%

DAILY ASSETS CASH FUND

Institutional Shares
-------------------------------------------------------------------------------------
2001                                    56,263        0.20%      5.20%       0.31%
2000                                    42,165        0.20%      5.93%       0.34%
1999                                    38,926        0.20%      4.93%       0.35%
1998 (c)                                28,396        0.20%      5.46%       0.68%

Institutional Service Shares
-------------------------------------------------------------------------------------
2001                                    54,475        0.45%      5.14%       0.62%
2000                                    52,428        0.45%      5.61%       0.66%
1999                                    58,661        0.45%      4.59%       0.70%
1998                                     5,235        0.46%      5.22%       0.90%
1997 (c)                                12,076        0.52%      5.06%       1.22%

Investor Shares
-------------------------------------------------------------------------------------
2001                                       585        0.90%      4.79%       3.37%
2000                                     4,333        0.90%      5.58%       1.84%
1999                                       458        0.90%      4.13%       9.24%
1998 (c)                                    10        0.78%      5.25%     709.02%

(a)  All ratios for periods less than a year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund and its corresponding Portfolio.
(c)  See Note 1 for dates of commencement of operations.
(d)  Less than $0.01 per share.


See Notes to Financial Statements.     7                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has 21 active investment portfolios. These financial statements relate to Daily Assets Treasury
Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund and Daily Assets Cash Fund (each a "Fund"), each a diversified series of the Trust. The Funds are authorized under the Trust's Trust Instrument to issue an unlimited number of shares of beneficial interest without par value. Each Fund (except Daily Assets Treasury Obligations Fund) currently is authorized to issue three classes of shares: Institutional Shares, Institutional Service Shares, and Investor Shares. Effective August 31, 2001, the Trust ceased its public offering of Investor Shares of Daily Assets Treasury Obligations Fund. Daily Assets Treasury Obligations Fund is now authorized to issue two classes of shares: Institutional Shares and Institutional Service Shares. The Trust commenced the offering of each class of shares as follows and no other class of shares currently is outstanding:

         Daily Assets Treasury Obligations Fund (Institutional Shares)                    January 22, 1998
         Daily Assets Treasury Obligations Fund (Institutional Service Shares)               April 1, 1998
         Daily Assets Treasury Obligations Fund (Investor Shares)                           August 6, 1998
         Daily Assets Government Fund (Institutional Shares)                                  July 1, 1998
         Daily Assets Government Fund (Institutional Service Shares)                          July 1, 1992
         Daily Assets Government Fund (Investor Shares)                                 September 29, 1998
         Daily Assets Government Obligations Fund (Institutional Shares)                  January 30, 1998
         Daily Assets Government Obligations Fund (Institutional Service Shares)            March 30, 1998
         Daily Assets Government Obligations Fund (Investor Shares)                         August 6, 1998
         Daily Assets Cash Fund (Institutional Shares)                                      March 13, 1998
         Daily Assets Cash Fund (Institutional Service Shares)                             October 1, 1996
         Daily Assets Cash Fund (Investor Shares)                                           August 6, 1998

MASTER-FEEDER ARRANGEMENT - Each Fund currently seeks to achieve its investment objective by investing all its investable assets in a separate portfolio (each a "Portfolio") of Core Trust (Delaware) ("Core Trust"), a registered open-end management investment company that has the same investment objective and substantially similar policies as the Fund. Each portfolio directly acquires securities and a Fund investing in the Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in a Portfolio as a partnership investment and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, each Fund incurs its own expenses. Each Fund may withdraw its investment from its corresponding Portfolio at any time if the Trust's Board of Trustees (the "Board") determines that it is in the best interest of the Fund and its shareholders to do so. This is commonly referred to as a master-feeder arrangement.

The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. As of August 31, 2001, the percentage of Treasury Cash Portfolio owned by Daily Assets Treasury Obligations Fund was 38.5%; the Daily Assets Government Fund owned substantially all the interests of Government Portfolio; the percentage of Government Cash Portfolio owned by Daily Assets Government Obligations Fund was 19.4%; and the percentage of Cash Portfolio owned by Daily Assets Cash Fund was 6.6%.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Funds:

SECURITY VALUATION - Each Fund determines its net asset value per share as of 4:00 p.m., Eastern time, on each Fund business day. Each Fund records its investment in its Portfolio at value. Valuation of securities held in the Portfolios is discussed in the Notes to Financial Statements of Core Trust, which are included elsewhere in this report.


                                       8                             FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME AND EXPENSES - Each Fund records daily its pro rata share of the corresponding Portfolio's income, expenses and realized gain and loss. In addition, each Fund accrues its own expenses.

ORGANIZATION COSTS - The costs incurred by the Daily Assets Treasury Obligations Fund and Daily Assets Government Obligations Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five-year period beginning with the commencement of the Funds' operations.

CLASS SPECIFIC EXPENSES - Each share of each class of a Fund represents an undivided, proportionate interest in the Fund. The Funds' class specific expenses include administration fees, shareholder servicing fees, transfer agent fees and certain other expenses as determined by the Trust's Board. Institutional Shares and Investor Shares incur shareholder servicing fees and Investor Shares also incur distribution fees. In addition, there are differences between the classes of shares with respect to the minimum investment required.

FEDERAL TAXES - Each Fund intends to continue to qualify each year as a regulated investment company and distribute all its net investment income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

As of August 31, 2001, the Daily Assets Government Fund had capital loss carryovers available to offset future capital gains in the amounts of $19,024 expiring in August 2006; $986 expiring in August 2007; $3,602 expiring in August 2008; and $632 expiring in August 2009.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income are declared daily and paid monthly. Net capital gain, if any, is distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund or Portfolio, timing differences and differing characterizations of distributions made by the Fund.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the Portfolio's average daily net assets. For the year ended August 31, 2001, the Funds did not directly incur investment advisory fees.

ADMINISTRATOR - The administrator of each Fund is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Fund a fee at an annual rate of 0.05% of the average daily net assets of each share class.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for each Fund is Forum Shareholder Services, LLC ("FSS"). FSS is paid a transfer agent fee at an annual rate of 0.05%, 0.10% and 0.25% of the Fund's average daily net assets attributable to the Institutional Shares, Institutional Service Shares and Investor Shares of each Fund, respectively, plus certain account fees and out-of-pocket expenses. In addition, FSS is paid an annual fee of $12,000 per share class.


                                       9                             FORUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001
--------------------------------------------------------------------------------

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to Institutional Service Shares and Investor Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets attributable to the Institutional Service Shares and Investor Shares of each Fund. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers who hold Institutional Service Shares or Investor Shares.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to the Investor Shares under which the Trust pays FFS a distribution fee at an annual rate of up to 0.15% of the average daily net assets of the Investor Shares of Daily Assets Government Fund and up to 0.50% of the average daily net assets of the Investor Shares of each other Fund. The Board's approval of the plan, however, was subject to the condition that FFS would not charge a distribution fee at an annual rate of more than 0.30% of the average daily net assets of each Fund (except Daily Assets Government Fund) without seeking further Board approval. FFS may pay any or all amounts of these payments to various institutions that provide distribution or shareholder services for Investor Shares. The plan obligates the Funds to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Funds. For its accounting services, FAcS receives an annual fee of $37,900.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

FAdS, FSS, FFS and FAcS have voluntarily waived a portion of their fees and FAdS has also assumed certain expenses of the Funds. For the fiscal year ended August 31, 2001, fees waived and expenses reimbursed were as follows:

                                                              Transfer   Shareholder                           Reimbursed
                                              Administration    Agent    Services   Distribution   Accounting   Expenses     Total
                                              --------------------------------------------------------------------------------------

Daily Assets Treasury Obligations Fund            $87,144     $31,423     $7,381         $33        $37,900    $30,785     $194,666
Daily Assets Government Fund                       19,369      40,280      8,081         648         37,900     21,283      127,561
Daily Assets Government Obligations Fund           43,659      41,631     13,680           7         37,900     17,433      154,310
Daily Assets Cash Fund                             37,877      51,617     27,308       1,180         37,900      7,375      163,257


                                       10                            FORUM FUNDS

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


The Board of Trustees and Interestholders
Core Trust (Delaware)

We have audited the accompanying statements of assets and liabilities of Treasury Cash Portfolio, Government Portfolio, Cash Portfolio, and Government Cash Portfolio, each a series of Core Trust (Delaware) (the Portfolios), including the schedules of investments, as of August 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio, and Cash Portfolio as of August 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods described above, in conformity with accounting principles generally accepted in the United States of America.

                                        KPMG LLP

Boston, Massachusetts
October 5, 2001


                                       11                            FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - TREASURY CASH PORTFOLIO
AUGUST 31, 2001
--------------------------------------------------------------------------------

      FACE                    SECURITY
     AMOUNT                  DESCRIPTION                   VALUE
----------------- ----------------------------------  ---------------

 U.S. TREASURY BILLS (A) (83.7%)
    $200,000,000  3.54%, 9/6/01                         $199,903,404
      50,000,000  3.52%, 9/20/01                          49,908,694
     150,000,000  3.62%, 10/11/01                        149,409,444
                                                      ---------------
 Total U.S. Treasury Bills                               399,221,542
                                                      ---------------

 REPURCHASE AGREEMENTS (16.3%)
      57,540,000  Deutsche Bank, 3.64%, 9/4/01, to be
                  repurchased at $57,563,272,
                  collateralized by various U.S.
                  Treasury Obligations                    57,540,000
         280,000  Deutsche Bank, 3.67%, 9/4/01, to be
                  repurchased at $280,113;
                  collateralized by various U.S.
                  Treasury Obligations                       280,000
      20,000,000  Salomon Smith Barney, 3.60%,
                  9/4/01, to be repurchased at $20,008,000;
                  collateralized by various U.S.
                  Treasury Obligations                    20,000,000
                                                      ---------------
 Total Repurchase Agreements                              77,820,000
                                                      ---------------

 Total Investments at Amortized Cost (100.0%)           $477,041,542
 Other Assets and Liabilities, Net (0.0%)                    (31,873)
                                                      ---------------
 Total Net Assets (100.0%)                              $477,009,669
                                                      ===============

 (A) Annualized yields at time of purchase.


See Notes to Financial Statements.     12                            FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT PORTFOLIO
AUGUST 31, 2001
--------------------------------------------------------------------------------

     FACE                    SECURITY
    AMOUNT                 DESCRIPTION                   VALUE
--------------- ----------------------------------- ----------------

 U.S. GOVERNMENT SECURITIES (95.9%)

 FEDERAL FARM CREDIT BANK (16.9%)
     $ 285,000  3.66%, 9/12/01                            $ 284,772
     2,000,000  3.87%, 9/28/01                            1,994,974
     2,200,000  3.56%, 11/14/01                           2,184,901
     1,000,000  4.65%, 12/18/01                             986,993
                                                    ----------------
                                                          5,451,640
                                                    ----------------

 FEDERAL HOME LOAN BANK (B) (15.5%)
     5,000,000  3.95%, 11/9/01                            5,000,397
                                                    ----------------

 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (63.5%)
       500,000  3.54%, 9/12/01                              499,612
     1,000,000  3.72%, 9/18/01                              998,584
     1,300,000  4.45%, 10/3/01                            1,295,497
     2,300,000  3.63%, 10/5/01                            2,292,969
     1,646,000  4.02%, 10/10/01                           1,639,383
     3,500,000  3.48%, 10/17/01                           3,485,745
     1,700,000  3.59%, 10/26/01                           1,691,381
     2,300,000  3.45%, 11/2/01                            2,287,259
     1,400,000  3.58%, 12/7/01                            1,387,279
     2,000,000  3.62%, 12/19/01                           1,979,272
     3,000,000  3.53%, 1/16/02                            2,961,699
                                                    ----------------
 Total Federal Home Loan Bank - Discount Notes           20,518,680
                                                    ----------------

 Total U.S. Government Securities                        30,970,717
                                                    ----------------

 CASH MANAGEMENT ACCOUNTS (4.1%)
     1,313,319  Dreyfus Treasury Prime Cash
                Management Fund, "A", 3.52% yield         1,313,319
                                                    ----------------

 Total Investments at Amortized Cost (100.0%)          $ 32,284,036
 Other Assets and Liabilities, Net (0.0%)                      (110)
                                                    ----------------
 Total Net Assets (100.0%)                             $ 32,283,926
                                                    ================

(A)  Annualized yields at time of purchase.

(B) Certain securities are deemed to have a maturity remaining until the next adjustment of the interest rate, or the longer of the demand period or time to the next readjustment. The interest rates shown reflect the rate in effect on August 31, 2001.


See Notes to Financial Statements.     13                            FORUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - GOVERNMENT CASH PORTFOLIO
AUGUST 31, 2001
--------------------------------------------------------------------------------

     FACE                   SECURITY                                FACE                    SECURITY
    AMOUNT                DESCRIPTION                VALUE         AMOUNT                 DESCRIPTION                   VALUE
 ------------          -----------------          -----------   ------------           -----------------             -----------

 U.S. GOVERNMENT SECURITIES (78.7%)                              SMALL BUSINESS ADMINISTRATION
                                                                 $    878,068  Pool #503892, 4.38%, 7/25/22              $ 878,898
 FEDERAL HOME LOAN BANK (1.9%)                                      3,257,304  Pool #503909, 6.00%, 10/25/22             3,255,722
 $   10,000,000    4.38%, 4/9/02                   $10,006,067      1,785,937  Pool #504015, 6.00%, 1/25/23              1,785,566
                                                   -----------      1,743,886  Pool #504062, 4.25%, 2/25/23              1,743,886
 FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) (27.9%)                3,264,528  Pool #504074, 4.25%, 2/25/23              3,264,528
    150,000,000   3.90%, 11/7/01                   148,993,334        816,994  Pool #504203, 4.38%, 7/25/13                818,527
                                                   -----------      1,439,893  Pool #504269, 4.38%, 5/25/15              1,442,551
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (33.2%)                      1,047,315  Pool #504345, 4.38%, 5/25/18              1,047,315
    100,000,000   3.71%, 10/4/01                    99,697,500      4,001,854  Pool #504366, 5.63%, 2/25/24              3,998,851
     57,500,000   3.62%, 12/13/01                   56,939,375      9,820,603  Pool #504719, 4.38%, 7/25/24              9,820,603
     21,158,000   3.72%, 2/22/02                    20,796,198      5,032,795  Pool #504727, 4.38%, 9/25/24              5,032,795
                                                   -----------      7,340,700  Pool #504765, 7.13%, 10/25/09             7,322,348
 Total Federal National Mortgage Association       177,433,073      6,911,635  Pool #504769, 4.38%, 10/25/24             6,911,635
                                                   -----------      2,841,392  Pool #505204, 7.25%, 9/25/25              2,840,714
 SMALL BUSINESS ADMINISTRATION (B) (15.7%)                          2,674,612  Pool #505205, 7.31%, 9/25/07              2,674,058
        114,621   Pool #500545, 6.63%, 3/25/03         114,621                                                         -----------
        385,839   Pool #501077, 5.25%, 11/25/14        385,839   Total Small Business Administration                    84,158,509
        998,178   Pool #501308, 5.25%, 10/25/15        998,178                                                         -----------
      1,415,305   Pool #501543, 5.13%, 7/25/16       1,415,510   Total U.S. Government Securities                      420,590,983
        229,278   Pool #501628, 6.63%, 9/25/04         229,278                                                         -----------
        503,066   Pool #501690, 4.88%, 12/25/16        503,066   REPURCHASE AGREEMENTS (20.7%)
        460,876   Pool #501898, 5.00%, 7/25/17         460,876     15,623,000  Deutsche Bank Securities., 3.67%, 9/4/01,
      2,832,411   Pool #502150, 4.75%, 2/25/18       2,855,025                 to be repurchased at $15,629,371;
        154,512   Pool #502161, 4.75%, 2/25/18         154,512                 collateralized by various U.S.
      1,274,780   Pool #502208, 4.75%, 2/25/18       1,282,611                 Government Agency Securities             15,623,000
        160,864   Pool #502306, 4.75%, 2/25/18         160,864     95,000,000  Salomon Smith Barney, 3.65%, 9/4/01,
        235,876   Pool #502613, 4.75%, 4/25/19         235,876                 to be repurchased at $95,038,528;
        452,350   Pool #503058, 4.63%, 7/25/15         452,350                 collateralized by various U.S.
        905,239   Pool #503082, 4.63%, 9/25/20         905,239                 Government Agency Securities             95,000,000
        696,772   Pool #503120, 4.63%, 10/25/20        696,772                                                         -----------
        301,472   Pool #503121, 4.63%, 9/25/15         301,472   Total Repurchase Agreements                           110,623,000
      4,485,340   Pool #503152, 4.38%, 11/25/20      4,485,340                                                         -----------
        580,353   Pool #503232, 4.38%, 12/25/15        580,353   Total Investments at Amortized Cost (99.4%)          $531,213,983
        493,145   Pool #503278, 4.38%, 2/25/21         493,170   Other Assets and Liabilities, Net (0.6%)                3,403,972
      1,950,116   Pool #503431, 4.50%, 7/25/21       1,951,037                                                        ------------
      1,409,152   Pool #503461, 4.50%, 9/25/21       1,409,632   Total Net Assets (100.0%)                            $534,617,955
        557,986   Pool #503472, 4.50%, 8/25/21         558,104                                                        ============
        499,681   Pool #503553, 5.88%, 11/25/21        498,692   (A)  Annualized yields at time of purchase.
      4,602,143   Pool #503614, 5.63%, 1/25/22       4,602,143   (B)  Certain  securities are deemed  to have a  maturity  remaining
      1,766,256   Pool #503671, 4.38%, 3/25/22       1,766,256        until the next adjustment of the  interest rate, or the longer
        928,802   Pool #503754, 4.38%, 5/25/22         928,802        of  the demand  period or time  to the next readjustment.  The
        430,151   Pool #503780, 4.38%, 3/25/22         430,667        interest rates shown reflect the  rate in effect on August 31,
      2,466,439   Pool #503882, 4.25%, 9/25/22       2,464,227        2001.


See Notes to Financial Statements.     14                            FORUM FUNDS

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - CASH PORTFOLIO
 AUGUST 31, 2001
--------------------------------------------------------------------------------

     FACE                   SECURITY                                    FACE                    SECURITY
    AMOUNT                DESCRIPTION                VALUE             AMOUNT                 DESCRIPTION                   VALUE
 ------------          -----------------          -----------       ------------           -----------------             -----------

 U.S. GOVERNMENT SECURITIES (7.6%)                                    COMMERCIAL PAPER
                                                                      $40,000,000  Wells Fargo Financial, Inc., 3.34%,
 U.S. TREASURY BILLS (A) (5.9%)                                                    2/26/02                                39,350,556
 $   100,000,0003.53%, 9/27/01                         $99,778,306     25,000,000  Windmill Funding Corp., 3.49%,
                                                       -----------                 12/7/01                                24,772,181
 SMALL BUSINESS ADMINISTRATION (B) (1.7%)                                                                             --------------
                                                                     Total Commercial Paper                              929,854,435
       142,116  Pool #500536, 5.75%, 5/25/13               142,510                                                    --------------
       155,914  Pool #500730, 6.63%, 2/25/04               155,915
       465,446  Pool #501733, 4.75%, 2/25/17               468,955   CORPORATE NOTES (B) (17.6%)
       633,707  Pool #501989, 4.88%, 10/25/12              634,514     75,000,000  Associates Corp., 3.88%, 1/3/02 (C)    75,014,109
        87,795  Pool #502914, 4.75%, 3/25/15                87,796     50,000,000  Bear, Stearns & Co., Inc., 3.61%,
     1,205,888  Pool #503121, 4.63%, 9/25/15             1,205,888                 7/31/02                                50,000,000
     1,356,347  Pool #503429, 4.50%, 6/25/16             1,356,347     70,000,000  CIT Group Holdngs, Inc., 3.68%,
       352,288  Pool #503461, 4.50%, 9/25/21               352,418                 4/24/02                                69,977,366
     1,840,904  Pool #503553, 4.38%, 11/25/21            1,836,724     50,000,000  Harris Trust & Savings, 4.41%,
     1,393,202  Pool #503754, 4.38%, 5/25/22             1,393,202                 4/9/02                                 49,997,027
     2,357,024  Pool #503882, 6.00%, 9/25/22             2,354,902     25,000,000  Merrill Lynch & Co., 3.64%, 2/20/02    25,000,000
     2,813,244  Pool #503912, 6.00%, 10/25/22            2,811,802     30,000,000  Unilever Capital Corp., 3.97%,
     3,411,882  Pool #504015, 6.00%, 1/25/23             3,411,074                 9/7/01 (C)                             30,000,000
    12,608,813  Pool #504366, 5.13%, 2/25/24            12,599,302                                                    --------------
                                                       -----------   Total Corporate Notes                               299,988,502
 Total Small Business Administration                    28,811,349                                                    --------------
                                                       -----------   REPURCHASE AGREEMENTS (19.9%)
 Total U.S. Government Securities                      128,589,655    138,850,000  Deutsche Bank, 3.64%, 9/4/01,
                                                       -----------                 to be repurchased at $138,906,157;
 COMMERCIAL PAPER (A) (54.8%)                                                      collateralized by various U.S.
    75,000,000  American Express Credit Corp.,                                     Government Agency Securities          138,850,000
                3.84%, 1/7/02                           74,000,000      4,763,000  Deutsche Bank, 3.67%, 9/4/01,
    75,000,000  BCI Funding Corp., 3.65%, 10/9/01       74,733,854                 to be repurchased at $4,764,942;
    50,000,000  Bellsouth Corp., 3.65%, 9/21/01         49,913,819                 collateralized by various U.S.
    75,000,000  Deutsche Bank Financial, Inc.,                                     Government Agency Securities            4,763,000
                3.40%, 11/20/01                         74,454,584    150,000,000  Salomon Smith Barney, 3.54%,
    25,000,000  Enterprise Funding Corp., 3.65%,        24,903,681                 9/4/01, to be repurchased at
                10/12/01                                                           $150,103,250; collateralized by various
    75,000,000  Forrestal Funding, Inc., 3.56%,                                    U.S. Government Agency Securities     150,000,000
                10/11/01 (C)                            74,730,209     44,000,000  Salomon Smith Barney, 3.65%,
    60,000,000  General Electric Capital Corp.,                                    9/4/01, to be repurchased at
                3.83%, 10/9/01                          59,776,583                 $44,017,844; collateralized by various
    10,000,000  General Electric Capital Corp.,                                    U.S. Government Agency Securities      44,000,000
                3.58%, 2/14/01                           9,837,906                                                    --------------
    60,000,000  Goldman Sachs & Co., 4.07%, 10/22/01    59,674,400   Total Repurchase Agreements                         337,613,000
    15,000,000  Goldman Sachs & Co., 3.75%, 2/15/02     14,743,750                                                    --------------
    50,000,000  International Lease Finance Corp.,                   Total Investments at Amortized Cost (99.9%)      $1,696,045,592
                3.49%, 11/8/01                          49,684,931   Other Assets and Liabilities, Net (0.1%)              2,283,101
    55,000,000  Lloyds TSB Group plc, 3.32%, 2/26/02    54,112,362                                                    --------------
    75,000,000  Prudential Funding Corp., 3.66%, 10/9/0174,733,125   Total Net Assets (100.0%)                        $1,698,328,693
    70,000,000  Societe Generale, Inc., 4.81%, 10/29/01 69,485,598                                                    ==============
    22,000,000  Transamerica Financial Corp.,                        (A)  Annualized yields at time of purchase.
                3.50%, 11/7/01                          21,863,112   (B)  Certain securities are deemed to have a maturity remaining
    35,000,000  UBS Finance, (Delaware), 3.55%, 1/17/02 34,534,064        until  the next  adjustment  of the interest  rate, or the
    20,000,000  UBS Finance, Inc., 3.52%, 10/25/01      19,900,267        longer  of  the   demand  period  or  time  to  the   next
    25,000,000  UBS Finance, Inc., 3.53%, 1/25/02       24,649,453        readjustment. The interest rates shown reflect the rate in effect on August 31, 2001.
                                                                     (C)  Securities that may be resold to  "qualified institutional buyers" under rule 144A or securities offered  pursuant to section 4 (2) of the Securities Act of 1933.


See Notes to Financial Statements.     15                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES - PORTFOLIOS
AUGUST 31, 2001
--------------------------------------------------------------------------------

                                                         TREASURY                              GOVERNMENT
                                                           CASH             GOVERNMENT            CASH               CASH
                                                         PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                     ------------------  -----------------  ------------------ ------------------

ASSETS
Investments (Note 2)
Securities at amortized cost                             $ 399,221,542       $ 32,284,036       $ 420,590,983     $1,358,432,592
Repurchase agreements at amortized cost                     77,820,000                  -         110,623,000        337,613,000
                                                     ------------------  -----------------  ------------------ ------------------

Total investments, at amortized cost                       477,041,542         32,284,036         531,213,983      1,696,045,592
Cash                                                            20,092                  -              11,343             25,114
Interest and other receivables                                   7,845              7,403           3,498,233          2,431,160
                                                     ------------------  -----------------  ------------------ ------------------
Total Assets                                               477,069,479         32,291,439         534,723,559      1,698,501,866
                                                     ------------------  -----------------  ------------------ ------------------

LIABILITIES
Payable to Adviser (Note 3)                                     14,024                  -              26,702             46,914
Payable to Administrator (Note 3)                               21,335                  -              40,622             71,370
Accrued expenses and other liabilities                          24,451              7,513              38,280             54,889
                                                     ------------------  -----------------  ------------------ ------------------
Total Liabilities                                               59,810              7,513             105,604            173,173
                                                     ------------------  -----------------  ------------------ ------------------

NET ASSETS                                               $ 477,009,669       $ 32,283,926       $ 534,617,955     $1,698,328,693
                                                     ==================  =================  ================== ==================


See Notes to Financial Statements.     16                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS - PORTFOLIOS
FOR THE YEAR ENDED AUGUST 31, 2001
--------------------------------------------------------------------------------

                                                         TREASURY                           GOVERNMENT
                                                           CASH           GOVERNMENT           CASH               CASH
                                                        PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     -----------------  ----------------  ----------------  -----------------

INVESTMENT INCOME
Interest income                                          $ 24,494,674       $ 2,106,115      $ 47,824,853      $ 103,646,406
                                                     -----------------  ----------------  ----------------  -----------------

EXPENSES
Investment advisory (Note 3)                                  154,049            19,412           290,991            606,795
Administration (Note 3)                                       234,753            19,412           443,479            924,827
Custody (Note 3)                                               99,343             8,207           187,607            391,141
Accounting (Note 3)                                            49,500            49,500            49,500             49,500
Professional services                                          14,164             9,215            17,882             32,250
Trustees                                                        3,686               314             6,784             14,894
Miscellaneous                                                  31,624               570             8,797             28,522
                                                     -----------------  ----------------  ----------------  -----------------
Total Expenses                                                587,119           106,630         1,005,040          2,047,929
Fees waived (Note 4)                                                -           (48,390)                -                  -
                                                     -----------------  ----------------  ----------------  -----------------
Net Expenses                                                  587,119            58,240         1,005,040          2,047,929
                                                     -----------------  ----------------  ----------------  -----------------

NET INVESTMENT INCOME                                      23,907,555         2,047,875        46,819,813        101,598,477

NET REALIZED GAIN ON INVESTMENTS SOLD                          30,104             1,733            50,707              9,777
                                                     -----------------  ----------------  ----------------  -----------------

NET INCREASE IN NET ASSETS FROM OPERATIONS               $ 23,937,659       $ 2,049,608      $ 46,870,520      $ 101,608,254
                                                     =================  ================  ================  =================


See Notes to Financial Statements.     17                            FORUM FUNDS

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - PORTFOLIOS
FOR THE YEARS ENDED AUGUST 31, 2000 AND 2001
--------------------------------------------------------------------------------

                                                             TREASURY                             GOVERNMENT
                                                               CASH            GOVERNMENT            CASH                CASH
                                                             PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 1999                                 $ 393,141,328       $ 35,340,609      $ 783,462,416     $1,036,902,248
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
Net investment income                                           24,228,997          1,944,573         51,008,386        103,430,327
Net realized gain (loss) on investments sold                           194                (21)             3,028             (5,850)
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                      24,229,191          1,944,552         51,011,414        103,424,477
                                                         ------------------ ------------------ ------------------  -----------------

Transactions in Investors' Beneficial Interests
Contributions                                                2,068,127,015         44,650,669      3,688,015,715      3,662,395,443
Withdrawals                                                 (2,018,050,353)       (38,371,069)    (3,765,861,505)    (2,773,841,225)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests             50,076,662          6,279,600        (77,845,790)       888,554,218
                                                         ------------------ ------------------ ------------------  -----------------

Net Increase (Decrease) in Net Assets                           74,305,853          8,224,152        (26,834,376)       991,978,695
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2000                                   467,447,181         43,564,761        756,628,040      2,028,880,943
----------------------------                             ------------------ ------------------ ------------------  -----------------

Operations
Net investment income                                           23,907,555          2,047,875         46,819,813        101,598,477
Net realized gain on investments sold                               30,104              1,733             50,707              9,777
                                                         ------------------ ------------------ ------------------  -----------------
Net Increase in Net Assets from Operations                      23,937,659          2,049,608         46,870,520        101,608,254
                                                         ------------------ ------------------ ------------------  -----------------

Transactions in Investors' Beneficial Interests
Contributions                                                2,064,933,420         28,192,751      5,512,896,279      2,497,672,921
Withdrawals                                                 (2,079,308,591)       (41,523,194)    (5,781,776,884)    (2,929,833,425)
                                                         ------------------ ------------------ ------------------  -----------------
Net Transactions in Investors' Beneficial Interests            (14,375,171)       (13,330,443)      (268,880,605)      (432,160,504)
                                                         ------------------ ------------------ ------------------  -----------------

Net Increase (Decrease) in Net Assets                            9,562,488        (11,280,835)      (222,010,085)      (330,552,250)
                                                         ------------------ ------------------ ------------------  -----------------

NET ASSETS - AUGUST 31, 2001                                 $ 477,009,669       $ 32,283,926      $ 534,617,955     $1,698,328,693
----------------------------                             ================== ================== ==================  =================


See Notes to Financial Statements.     18                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 2001
--------------------------------------------------------------------------------

NOTE 1.  SUMMARY OF ORGANIZATION

Core Trust (Delaware) ("Core Trust") was organized as a Delaware business trust on September 1, 1994. Core Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "Act"), currently has four diversified investment portfolios, Treasury Cash Portfolio, Government Portfolio, Government Cash Portfolio and Cash Portfolio (each a "Portfolio," and collectively, the "Portfolios"). Government Portfolio commenced operations on February 21, 1996 and the other Portfolios commenced operations on September 1, 1995. Interests in the Portfolios are sold in private placement transactions without any sales charge to institutional clients, including open-end management investment companies.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Portfolios:

SECURITY VALUATION - Each Portfolio determines its net asset value per share as of 4:00 p.m., Eastern time, on each Portfolio business day, utilizing the amortized cost method pursuant to Rule 2a-7 under the Act. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing, respectively, the difference between the original purchase price and the maturity value of the investment over the period to the investment's maturity.

REPURCHASE AGREEMENTS - Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio may invest in repurchase agreements. Each of these Portfolios, through its custodian, receives delivery of the underlying collateral, whose market value always exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The investment adviser is responsible for determining the value of the underlying collateral. In the event of default, a Portfolio may have difficulties with the disposition of any such securities held as collateral.

FEDERAL TAXES - The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed-through" to the interestholders in proportion to their holdings in the Portfolios regardless of whether such interest, dividends or gain have been distributed by the Portfolios.

SECURITIES TRANSACTIONS, INTEREST INCOME AND REALIZED GAIN AND LOSS - Securities transactions are recorded on the trade date. Interest income is accrued as earned and realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser of each Portfolio is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee from Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based upon the total average daily net assets of those Portfolios ("Total Portfolio Assets") that is calculated on a cumulative basis at the following annual rates: 0.06% for the first $200 million of Total Portfolio Assets, 0.04% of the next $300 million of Total Portfolio Assets and 0.03% of the remaining Total Portfolio Assets. Forum Advisors receives an advisory fee from Government Portfolio at an annual rate of 0.05% of the average daily net assets of the Portfolio.

ADMINISTRATOR - The administrator of each Portfolio is Forum Administrative Services, LLC ("FAdS"). For its administrative services and facilities, FAdS receives from each Portfolio an administration fee at an annual rate of 0.05% of the average daily net assets of each Portfolio.

PLACEMENT AGENT - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as each Portfolio's placement agent but receives no fee for this service.


                                       19                            FORUM FUNDS

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS - PORTFOLIOS
AUGUST 31, 2001
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") serves as the Portfolios' fund accountant and interestholder recordkeeper. For these services, FAcS receives a fee from each of Treasury Cash Portfolio, Government Cash Portfolio and Cash Portfolio based on the lesser of $4,000 per month or 0.05% of the Portfolio's average annual daily net assets, plus additional charges. Government Portfolio pays a fee of $4,000 per month, plus certain additional charges. Forum Trust, LLC (the "Custodian") serves as the Trust's custodian and may employ subcustodians to provide custody of a Portfolio's domestic and foreign assets. For its services, the Custodian receives a fee at an annual rate of 0.025% for the first $1.5 billion of total Core Trust assets; 0.020% of the next $1 billion in total Core Trust assets; and 0.015% of the remaining total Core Trust assets.

NOTE 4.  WAIVER OF FEES

For the period ended August 31, 2001, Forum Advisors, FAdS and FAcS voluntarily waived a portion of their fees for Government Portfolio, as follows: investment advisory fees of $19,412, administration fees of $19,412 and accounting fees of $9,566.

NOTE 5.  FINANCIAL HIGHLIGHTS

The ratio of net investment income and expenses to average net assets are listed below. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding applicable fee waivers and reimbursements.

                                                                        RATIOS TO AVERAGE NET ASSETS

                                                                   Net
                                                                Investment          Net            Gross           Total
YEAR ENDED AUGUST 31,                                             INCOME          EXPENSES        EXPENSES        RETURN
---------------------------------------------------------------   ------          --------        --------        ------
Treasury Cash Portfolio
       2001.....................................................   5.09%            0.13%           0.13%          5.25%
       2000.....................................................   5.69%            0.13%           0.13%          5.80%
       1999.....................................................   4.69%            0.14%           0.14%          4.77%
       1998.....................................................   5.34%            0.15%           0.17%          5.50%
       1997.....................................................   5.20%            0.15%           0.18%          5.31%
Government Portfolio
       2001.....................................................   5.27%            0.15%           0.27%          5.30%
       2000.....................................................   5.80%            0.15%           0.31%          5.96%
       1999.....................................................   4.85%            0.15%           0.30%          4.95%
       1998.....................................................   5.26%            0.15%           0.29%          5.39%
       April 1 to August 31, 1997...............................   5.11%            0.15%           0.36%          2.34%
       Year Ended March 31, 1997................................   5.04%            0.15%           0.33%          5.45%
Government Cash Portfolio
       2001.....................................................   5.28%            0.11%           0.11%          5.42%
       2000.....................................................   5.85%            0.12%           0.12%          6.01%
       1999.....................................................   4.94%            0.12%           0.12%          5.04%
       1998.....................................................   5.52%            0.13%           0.13%          5.70%
       1997.....................................................   5.38%            0.14%           0.14%          5.53%
Cash Portfolio
       2001.....................................................   5.49%            0.11%           0.11%          5.58%
       2000.....................................................   6.03%            0.11%           0.11%          6.12%
       1999.....................................................   5.00%            0.12%           0.12%          5.14%
       1998.....................................................   5.55%            0.13%           0.13%          5.75%
       1997.....................................................   5.45%            0.15%           0.15%          5.54%


                                       20                            FORUM FUNDS

FOR MORE INFORMATION                                                                    FORUM
                                                                                        FUNDS




                                                                                 DAILY ASSETS TREASURY
                                                                                    OBLIGATIONS FUND

                                                                                      DAILY ASSETS
                                                                                    GOVERNMENT FUND

                                                                                DAILY ASSETS GOVERNMENT
                                                                                   OBLIGATIONS FUND

                                                                                DAILY ASSETS CASH FUND




                                 TRANSFER AGENT
                        Forum Shareholder Services, LLC
                              Two Portland Square
                             Portland, Maine 04101



                                  DISTRIBUTOR
                            Forum Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101



                                                                                         [LOGO]

               This report is authorized for distribution only to
                 shareholders and to others who have received a copy of an applicable Forum Funds prospectus.


                                                                                      FORUM FUNDS
                                                                                      P.O. BOX 446
                                                                                 PORTLAND, MAINE 04112
                                                                           800-94FORUM (SHAREHOLDER SERVICES)
                                                                              800-95FORUM (DEALER SERVICES)
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